Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Financing receivable, recorded investment [Line items]
Loans		¥ 1,338,466	¥ 1,304,137
Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		250,425	240,505
Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		135,702	124,471
Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans		358,574	377,437
Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans		1,040	9,751
Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		579,555	540,622
Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		12,870	11,051
Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans		300	300
AAA-BBB [Member]
Financing receivable, recorded investment [Line items]
Loans		548,721	528,996
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		124,997	125,371
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		134,141	122,411
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
AAA-BBB [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans		1,040	9,751
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		286,384	268,206
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		1,859	2,957
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans		300	300
BB-CCC [Member]
Financing receivable, recorded investment [Line items]
Loans		378,334	343,358
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		89,022	75,853
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		1,559	2,059
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		287,469	264,323
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		284	1,123
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member]
Financing receivable, recorded investment [Line items]
Loans		1	3,975
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans			0
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		1	1
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans			3,974
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans
Others [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	411,410	427,808
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	36,406	39,281
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	1
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	358,574	377,437
Others [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]
Others [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	5,702	4,119
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	10,727	6,971
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]

[1]	Relate to collateralized exposures where a specified ratio of LTV is maintained.